Ashmore Emerging Markets Growth Fund
Ashmore Emerging Markets Growth Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund and other series of Ashmore Funds (the “Trust”). More information about these and other discounts is available in the “Classes of Shares” section beginning on page 123 of the Fund’s prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ashmore Emerging Markets Growth Fund		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ashmore Emerging Markets Growth Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.47%	2.47%	2.47%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		3.72%	4.47%	3.47%
Fee Waiver and/or Expense Reimbursement	[2]	(2.45%)	(2.45%)	(2.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.27%	2.02%	1.02%
[1]	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
[2]	Ashmore Investment Advisors Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.27%, for the Fund’s Class C Shares exceed 2.02% and for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2018 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example - Ashmore Emerging Markets Growth Fund - USD ($)	1 year	3 years
Class A Shares	648	1,388
Class C Shares	305	1,131
Institutional Class Shares	104	837

Example: Assuming you do not redeem your shares
Expense Example, No Redemption - Ashmore Emerging Markets Growth Fund - USD ($)	1 year	3 years
Class A Shares	648	1,388
Class C Shares	205	1,131
Institutional Class Shares	104	837

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is not a Sovereign but is either domiciled in, or derives at least 50% of its revenues, profits or historic growth (based on revenue or profits) from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries regardless of where the issuer has its listing, domicile or headquarters, and including companies that are in the process of being privatized by a Sovereign or that are more than 50% directly or indirectly owned by a Sovereign. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, all countries represented in any widely-recognized index of emerging market securities, and any other country which the Investment Manager determines qualifies as an Emerging Market.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in initial public offerings.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, the Investment Manager seeks to identify equity investments within Emerging Market Countries with the greatest potential for long-term growth, while taking into account associated risks. Growth trends may be identified with respect to particular Emerging Market Countries, as well as with respect to particular industries or sectors.

The Investment Manager’s process takes into account a number of factors, including macro-economic factors (including its outlook for economic growth and inflation); demographic factors (including population growth forecasts); consumption-related factors (including the level of penetration of various goods and services); political factors (including the stability of the current government and its perceived attitudes towards foreign investment, private sector initiatives and development of capital markets); market development (including the development of an Emerging Market Country relative to other more developed markets in terms of market capitalization, level of trading activity, sophistication of capital market activities and shareholder protection); and applicable investment restrictions (including the level of foreign ownership allowed in the Emerging Market Country, the method of investment allowed (e.g., direct v. indirect), required holding periods, ability to repatriate earnings and applicable tax regulations).

The Investment Manager then uses research techniques focused on observing local consumer activities in particular Emerging Market Countries, which attempt to identify behaviors and patterns that indicate growth trends that may be overlooked by more traditional research.

The Investment Manager uses a systematic, bottom-up process to select a diversified portfolio of particular Emerging Market issuers that it believes will benefit from the identified growth trends and provide attractive risk-adjusted returns. Potential candidates are screened to verify the insights and trends identified during the research phase to better understand the extent of the trend and its geographic applicability to an issuer. Companies that satisfy the initial screening undergo a more rigorous review to assess their long-term prospects, including with respect to management strength, market outlook, profitability, competitiveness, cash flows and regulatory factors. The Investment Manager pursues attractive risk-adjusted returns by attempting to avoid issuers that are particularly exposed to various risk factors, both external to the company, such as environmental, social, governmental, competitive and market risks, and internal to the company, such as risks involving its processes, systems and workforce. The Fund typically holds 40 to 60 issuers in its portfolio, but may own a lesser or greater number of positions at any time. The Fund may invest in companies of any market capitalization, and is not managed to achieve particular allocations to countries, regions, industries or sectors, each of which may vary significantly over time.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in investments of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash position. The Fund may invest up to 20% of its total assets in Developed Market Issuers. A Developed Market Issuer is an entity that is not a Sovereign or an Emerging Market Issuer but which (a) will derive 20% or more but not more than 50% of its revenues, profits or historic growth (based on revenue or profits) from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, (b) has at least 20% of its assets but not more than 50% in one or more Emerging Market Countries regardless of where the company has its listing, domicile or headquarters, and including companies that are in the process of being privatized by a Sovereign or is more than 50% directly or indirectly owned by a Sovereign or (c) where the Investment Manager projects future growth of 20% or more (based on projected revenue or profits) from one or more Emerging Market Countries.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Lack of Operating History Risk: The Fund does not have an operating history and may not achieve significant scale;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund is expected to commence investment operations on or about the date of this Prospectus and currently has no investment performance information to report.